Earning per unit and cash distributions - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 26, 2020	Mar. 21, 2019	Sep. 14, 2018	Mar. 23, 2018	Aug. 31, 2020	Mar. 21, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Phantom Units [Member] | Chief Executive Officer Chief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	8,100	10,917	28,018	14,584	15,378	10,917
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders									85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights									15.00%
Incentive Distribution Right Target Distribution Per Unit									$ 0.421875
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders									75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights									25.00%
Incentive Distribution Right Target Distribution Per Unit									$ 0.50625
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders									50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights									50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights									100.00%
Incentive Distribution Right Target Distribution Per Unit									$ 0.388125
Common units Hegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution							$ 0	$ 0	$ 0	$ 400